GENERAL AND ADMINISTRATIVE EXPENSES (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
GENERAL AND ADMINISTRATIVE EXPENSES
Professional, director and consulting fees	$ 1,318,333	$ 1,735,264	$ 2,393,259	$ 3,285,673
Corporate communications and media	399,722	445,273	984,550	793,042
Wages and benefits	1,231,709	652,459	2,629,210	1,034,071
Office and general	203,705	389,496	1,232,622	646,323
Travel and accommodations	188,081	122,086	243,389	197,475
Total general and administrative expenses	$ 3,341,550	$ 3,344,578	$ 7,483,030	$ 5,956,584